Annual Total Returns[BarChart] - Direxion Daily Small Cap Bull 3X Shares - Direxion Daily Small Cap Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(37.93%)	42.19%	146.87%	5.03%	(21.09%)	57.95%	39.59%	(39.74%)	71.82%	(8.18%)